Document And Entity Information	Dec. 20, 2023
Document Information [Line Items]
Entity, Registrant Name	Track Group, Inc.
Document, Type	8-K
Document, Period End Date	Dec. 20, 2023
Entity, File Number	0-23153
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	87-0543981
Entity, Address, Address Line One	200 E 5th Ave, Suite 100
Entity, Address, City or Town	Naperville
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60563
City Area Code	877
Local Phone Number	260-2010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001045942